Allianz AGIC Systematic Growth Fund (First Prospectus Summary): | Allianz AGIC Systematic Growth Fund
Allianz AGIC Systematic Growth Fund (the “Fund”)

ALLIANZ FUNDS

Supplement Dated November 8, 2011
to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D
Shares of Allianz Funds Dated November 1, 2011

Disclosure Related to
Allianz AGIC Systematic Growth Fund (the “Fund”)

Effective December 1, 2011, the Fund will change its name and implement certain changes to its investment strategy, as described in further detail below.

Allianz AGIC Systematic Growth Fund

The Fund will change its name to the “Allianz AGIC U.S. Managed Volatility Fund.” All references to the Fund will be changed to “Allianz AGIC U.S. Managed Volatility Fund.” In connection with this change, a reduction in the applicable advisory fee rate and changes to the Fund’s investment strategy will also take effect, as described in greater detail below.

The fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” will be revised in their entirety as follows:

Please retain this Supplement for future reference.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC Systematic Growth Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Institutional	0.60%	none	0.02%	0.62%
Class P	0.70%	none	0.02%	0.72%
Administrative	0.60%	0.25%	0.02%	0.87%
Class D	0.70%	0.25%	0.02%	0.97%

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example Allianz AGIC Systematic Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	63	199	346	774
Class P	74	230	401	894
Administrative	89	278	482	1,073
Class D	99	309	536	1,190

Consistent with the type of investments suggested by its name, the Fund will adopt a policy to seek to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies. This policy will be reflected in the description of the Fund’s investment strategy, as described in more detail below.

Within the Fund Summary relating to the Fund, the subsection entitled “Principal Investment Strategies” will be restated in its entirety as follows:

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies. The Fund currently defines “U.S. companies” as those companies that (i) are incorporated in the U.S., (ii) derive at least 50% of their revenue or profits from business activities in the U.S. or (iii) maintain at least 50% of their assets in the U.S. The Fund expects to invest typically in companies with market capitalizations at or above the lowest market capitalization of companies represented in the Russell 1000 Index ($1.4 billion as of June 30, 2011). Effective December 1, 2011, the Fund changed its name from “Allianz AGIC Systematic Growth Fund” to “Allianz AGIC U.S. Managed Volatility Fund” in connection with a transition in the Fund’s investment strategy.

The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions. AGIC’s managed volatility strategy will allow the portfolio management team to emphasize stocks that exhibit a lower risk profile. Initially, the team builds a fully invested and diversified portfolio subject to sector, capitalization and security constraints with a primary goal of minimizing standard deviation of returns. The team uses a risk model, covariance matrix and optimization program to build the portfolio. The team then overlays its proprietary stock selection model to further enhance performance of the overall portfolio. With this additional input, the team builds a final portfolio of stocks that considers the tradeoff between volatility and sources of alpha in the portfolio.

The Fund may have a high portfolio turnover rate, which may be up to 100% or more.

In addition to equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may invest in securities issued in initial public offerings (IPOs), and utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its current fiscal year, it may do so at any time.

Within the Fund Summary relating to the Fund, the following will be inserted as the penultimate sentence of the first paragraph under “Performance Information”:

Prior to December 1, 2011, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.

Average Annual Total Returns Allianz AGIC Systematic Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Institutional	Institutional Class	12.39%		3.14%		6.07%		Jul. 19, 2002
Institutional After Taxes on Distributions	Institutional Class — After Taxes on Distributions	12.03%		2.75%		5.50%		Jul. 19, 2002
Institutional After Taxes on Distributions and Sales	Institutional Class — After Taxes on Distributions and Sale of Fund Shares	8.05%		2.50%		5.03%		Jul. 19, 2002
Class P	Class P	12.24%		3.04%		5.97%		Jul. 19, 2002
Administrative	Administrative Class	12.09%		2.88%		5.81%		Jul. 19, 2002
Class D	Class D	12.05%		2.72%		5.64%		Jul. 19, 2002
Russell 1000 Index	Russell 1000 Index	16.10%	[1]	2.59%	[1]	7.34%	[1]	Jul. 19, 2002	[1]
Russell 1000 Growth Index	Russell 1000 Growth Index	16.71%		3.76%		7.38%		Jul. 19, 2002
Lipper Large-Cap Growth Funds	Lipper Large-Cap Growth Funds	14.80%		2.48%		5.84%		Jul. 19, 2002
[1]	The Russell 1000 Index replaced the Russell 1000 Growth Index as the Fund’s primary benchmark as of December 1, 2011 to reflect certain changes to the Fund’s investment strategy.